Note 8 - Accrued Expenses (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Payroll and Related [Member]
Accrued Liabilities, Current	$ 717,613	$ 551,448	$ 661,496
Professional Services [Member]
Accrued Liabilities, Current	403,444	427,932	256,534
Other Accrued Liabilities [Member]
Accrued Liabilities, Current	317,388	339,680	280,413
Property and Equipment [Member]
Accrued Liabilities, Current	148,712	176,614	506,883
Network [Member]
Accrued Liabilities, Current	63,841	133,544	187,440
Marketing [Member]
Accrued Liabilities, Current			63,112
Accrued Liabilities, Current	$ 1,650,998	$ 1,629,218	$ 1,955,878